Common shares (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended							0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended			1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Nov. 21, 2012 Class A common shares USD ($) vote	Dec. 31, 2013 Class A common shares USD ($)	Dec. 31, 2012 Class A common shares USD ($)	Dec. 31, 2011 Class A common shares	Dec. 31, 2013 Class B common shares USD ($)	Dec. 31, 2012 Class B common shares USD ($)	Nov. 21, 2012 Class B common shares USD ($) vote	Dec. 31, 2011 Class B common shares	Nov. 21, 2012 Common shares	Dec. 31, 2011 Common shares	Dec. 31, 2010 Common shares	Oct. 31, 2012 Common shares Restricted shares	Jul. 31, 2011 Duowan BVI Warrants to purchase common shares	Jan. 31, 2011 Duowan BVI Warrants to purchase common shares USD ($)	Jan. 31, 2011 Duowan BVI Warrants to purchase common shares Maximum	Jan. 31, 2011 Duowan BVI Common shares USD ($)	Jan. 31, 2011 Duowan BVI Common shares CNY
Common shares
Issuance of common shares (in shares)					179,400,000	21,256,900	179,400,000							51,140,432						51,140,432	51,140,432
Aggregate consideration of common shares issued and sold to an independent institutional investor				488,969																$ 50,000
Shares allowed to be purchased under warrants																			25,570,216
Warrant to purchase additional common shares, aggregate purchase price																		25,000
Issue price per share																				$ 0.9777
Issuance price of each common share relating to fair value of warrant (in dollars per share)																		$ 0.0830
Issuance costs of common stock	$ 958	5,802	27,815																		1,208
Warrant to acquire common stock, exercised (in shares)																	25,570,216
Conversion of Stock, Shares Converted						422,001,838							548,408,914			5,068,000
Common stock, par value (in dollars per share)					$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Vote entitled per share					1						10
Number of Class A common shares convertible from Class B common shares					1
Common shares, shares authorized						10,000,000,000	10,000,000,000	0	1,000,000,000	1,000,000,000		4,640,575,690
Common shares, shares issued						622,658,738	179,400,000	0	485,831,386	907,833,224		543,340,914
Common shares, shares outstanding						622,658,738	179,400,000	0	485,831,386	907,833,224		543,340,914		543,340,914	466,630,266